Investment Objectives and Goals	Mar. 31, 2026
Cardano ETF
Prospectus [Line Items]
Risk/Return [Heading]	Cardano ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Cardano ETF (the “Fund”) seeks long-term capital appreciation.
2x Cardano ETF
Prospectus [Line Items]
Risk/Return [Heading]	2x Cardano ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of ADA. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Chainlink ETF
Prospectus [Line Items]
Risk/Return [Heading]	Chainlink ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Chainlink ETF (the “Fund”) seeks long-term capital appreciation.
2x Chainlink ETF
Prospectus [Line Items]
Risk/Return [Heading]	2x Chainlink ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of LINK. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Stellar ETF
Prospectus [Line Items]
Risk/Return [Heading]	Stellar ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Stellar ETF (the “Fund”) seeks long-term capital appreciation.
2x Stellar ETF
Prospectus [Line Items]
Risk/Return [Heading]	2x Stellar ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of XLM. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.